UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

Sparkline Intangible Value ETF

Semi-Annual Report

November 30, 2021

SPARKLINE INTANGIBLE VALUE ETF

Tabular Presentation of Schedule of Investments
As of November 30, 2021 (Unaudited)
Sparkline Intangible Value ETF

Sector[1]	% Net Assets
Manufacturing	45.6%
Information	20.5%
Retail Trade	10.7%
Professional, Scientific, and Technical Services	9.1%
Finance and Insurance	6.5%
Information Technology	1.6%
Real Estate and Rental and Leasing	1.1%
Transportation and Warehousing	1.1%
Mining, Quarrying, and Oil and Gas Extraction	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Management of Companies and Enterprises	0.8%
Money Market Funds	0.5%
Wholesale Trade	0.4%
Public Administration	0.2%
Health Care and Social Assistance	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%

Advertising, Public Relations, and Related Services - 0.3%
255	Nielsen Holdings PLC ADR	$4,886

Aerospace Product and Parts Manufacturing - 2.3%
39	Lockheed Martin Corp.	12,999
40	Northrop Grumman Corp.	13,952
264	Raytheon Technologies Corp.	21,363
		48,314
Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
35	AGCO Corp.	3,857
273	NOV, Inc.	3,254
		7,111
Architectural, Engineering, and Related Services - 0.5%
61	AECOM (a)	4,205
43	Jacobs Engineering Group, Inc.	6,130
		10,335
Business Support Services - 0.2%
81	Genpact Ltd. ADR	3,910

Cable and Other Subscription Programming - 0.3%
197	DISH Network Corp. (a)	6,156

Clothing Stores - 0.3%
139	Nordstrom, Inc. (a)	2,943
231	The Gap, Inc.	3,818
		6,761
Communications Equipment Manufacturing - 5.1%
513	Apple, Inc.	84,799
108	Ciena Corp. (a)	6,505
197	Flex Ltd. ADR (a)	3,369
39	Motorola Solutions, Inc.	9,874
		104,547
Computer and Peripheral Equipment Manufacturing - 3.5%
60	Arista Networks, Inc. (a)	7,443
689	Hewlett Packard Enterprise Co.	9,887
435	HP, Inc.	15,347
116	NetApp, Inc.	10,310
227	Pure Storage, Inc. (a)	7,030
63	Seagate Technology Holdings PLC ADR	6,468
159	Western Digital Corp. (a)	9,197
13	Zebra Technologies Corp. Class A (a)	7,654
		73,336

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Value
Computer Systems Design and Related Services - 7.5%
73	Accenture PLC ADR	$26,090
69	Amdocs Ltd. ADR	4,817
146	Cerner Corp.	10,286
619	Cisco Systems, Inc.	33,946
168	Cognizant Technology Solutions Corp.	13,101
79	GoDaddy, Inc. (a)	5,544
206	International Business Machines Corp.	24,122
223	Juniper Networks, Inc.	6,942
54	Leidos Holdings, Inc.	4,747
25	ServiceNow, Inc. (a)	16,193
72	Splunk, Inc. (a)	8,712
		154,500
Couriers and Express Delivery Services - 0.5%
48	FedEx Corp.	11,058

Data Processing, Hosting, and Related Services - 0.8%
305	Dropbox, Inc. (a)	7,506
161	DXC Technology Co. (a)	4,828
44	Zendesk, Inc. (a)	4,493
		16,827
Department Stores - 0.5%
93	Kohl’s Corp.	4,764
180	Macy’s, Inc.	5,130
		9,894
Depository Credit Intermediation - 3.6%
663	Bank of America Corp.	29,484
120	Capital One Financial Corp.	16,864
95	JPMorgan Chase & Co.	15,089
250	Wells Fargo & Co.	11,945
		73,382
Drugs and Druggists Sundries Merchant Wholesalers - 0.3%
107	Cardinal Health, Inc.	4,947

Educational Support Services - 0.2%
156	Chegg, Inc. (a)	4,345

Electronic Shopping and Mail-Order Houses - 5.1%
24	Amazon.com, Inc. (a)	84,170
176	eBay, Inc.	11,873
36	Etsy, Inc. (a)	9,885
		105,928
Electronics and Appliance Stores - 0.3%
65	Best Buy Co., Inc.	6,946

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.5%
52	Cummins, Inc.	10,907

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares			Value
Furniture Stores - 0.3%
25		Wayfair, Inc. (a)	$6,196

Gambling Industries - 0.2%
56		Scientific Games Corp. (a)	3,579

General Freight Trucking - 0.2%
68		XPO Logistics, Inc. (a)	4,926

General Merchandise Stores, Including Warehouse Clubs and Supercenters - 1.2%
103		Target Corp.	25,115

General Purpose Machinery Manufacturing - 1.0%
221		General Electric Co.	20,993

Glass and Glass Product Manufacturing - 0.6%
317		Corning, Inc.	11,758

Grocery Stores - 1.3%
194		Walmart, Inc.	27,282

Household Appliance Manufacturing - 0.2%
23		Whirlpool Corp.	5,008

Industrial Machinery Manufacturing - 1.4%
107		Applied Materials, Inc.	15,749
19		Lam Research Corp.	12,917
			28,666
Information Services - 6.0%
16		Alphabet, Inc. (a)	45,407
29		Gartner, Inc. (a)	9,055
164		Meta Platforms, Inc. (a)	53,211
181		Pinterest, Inc. (a)	7,251
205		Twitter, Inc. (a)	9,008
			123,932
Insurance Carriers - 1.0%
103		Allstate Corp.	11,198
102		Prudential Financial, Inc.	10,430
			21,628
Internet Publishing and Broadcasting and Web Search Portals - 2.6%
16		Alphabet, Inc. (a)	45,585
144		Zillow Group, Inc. (a)	7,792
			53,377
IT Services - 0.0% (b)
0	(c)	Kyndryl Holdings, Inc. (a)	3

Management, Scientific, and Technical Consulting Services - 0.3%
82		Booz Allen Hamilton Holding Corp.	6,883

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Value
Medical and Diagnostic Laboratories - 0.3%
176	Invitae Corp. (a)	$2,992
40	Natera, Inc. (a)	3,658
		6,650
Medical Equipment and Supplies Manufacturing - 0.7%
364	Boston Scientific Corp. (a)	13,857

Miscellaneous Manufacturing - 0.2%
221	Mattel, Inc. (a)	4,687

Motor Vehicle Manufacturing - 2.4%
962	Ford Motor Co.	18,461
327	General Motors Co. (a)	18,924
11	Tesla, Inc. (a)	12,592
		49,977
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.8%
64	Agilent Technologies, Inc.	9,658
86	Hologic, Inc. (a)	6,427
48	Keysight Technologies, Inc. (a)	9,335
186	Medtronic PLC ADR	19,846
158	Qualcomm, Inc.	28,528
70	Trimble, Inc. (a)	6,011
		79,805
Nondepository Credit Intermediation - 1.2%
106	American Express Co.	16,144
79	Discover Financial Services	8,520
		24,664
Nonmetallic Mineral Product Manufacturing - 0.8%
102	3M Co.	17,344

Offices of Real Estate Agents and Brokers - 0.7%
77	CBRE Group, Inc. (a)	7,359
22	Jones Lang LaSalle, Inc. (a)	5,168
69	Redfin Corp. (a)	2,807
		15,334
Pharmaceutical and Medicine Manufacturing - 5.9%
79	Amgen, Inc.	15,711
44	Biogen, Inc. (a)	10,373
362	Bristol-Myers Squibb Co.	19,414
223	Gilead Sciences, Inc.	15,371
35	Jazz Pharmaceuticals PLC ADR (a)	4,196
343	Merck & Co, Inc.	25,694
505	Pfizer, Inc.	27,134
26	United Therapeutics Corp. (a)	4,927
		122,820
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.7%
117	DuPont de Nemours, Inc.	8,653
60	Eastman Chemical Co.	6,258
		14,911

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Value
Rubber Product Manufacturing - 0.1%
133	Goodyear Tire & Rubber Co. (a)	$2,675

Scientific Research and Development Services - 0.2%
41	Syneos Health, Inc. (a)	3,984

Securities and Commodity Contracts Intermediation and Brokerage - 1.5%
59	Goldman Sachs Group Inc.	22,479
99	Morgan Stanley	9,387
		31,866
Semiconductor - 3.0%
193	NVIDIA Corp.	63,065

Semiconductor and Other Electronic Component Manufacturing - 6.1%
116	Advanced Micro Devices, Inc. (a)	18,371
641	Intel Corp.	31,537
99	Jabil, Inc.	5,788
264	Micron Technology, Inc.	22,176
61	NXP Semiconductors NV ADR	13,625
112	ON Semiconductor Corp. (a)	6,880
30	Silicon Laboratories, Inc. (a)	5,888
94	Sonos, Inc. (a)	2,975
106	SunPower Corp. (a)	3,037
16	Synaptics, Inc. (a)	4,516
47	Xilinx, Inc.	10,737
		125,530
Software Publishers - 18.7%
61	Adobe Systems, Inc. (a)	40,861
86	Akamai Technologies, Inc. (a)	9,692
49	Autodesk, Inc. (a)	12,455
59	Cadence Design Systems, Inc. (a)	10,470
89	Citrix Systems, Inc.	7,158
78	Dolby Laboratories, Inc.	6,506
65	Electronic Arts, Inc.	8,074
35	F5 Networks, Inc. (a)	7,965
36	Fortinet, Inc. (a)	11,956
14	HubSpot, Inc. (a)	11,297
167	Lyft, Inc. (a)	6,782
273	Microsoft Corp.	90,251
232	NortonLifeLock, Inc.	5,765
144	Nutanix, Inc. (a)	4,784
390	Oracle Corp.	35,389
31	Palo Alto Networks, Inc. (a)	16,955
48	PTC, Inc. (a)	5,260
119	salesforce.com, Inc. (a)	33,910
79	Square, Inc. (a)	16,458
33	Synopsys, Inc. (a)	11,253
112	Teradata Corp. (a)	4,863
149	VMware, Inc.	17,394
45	Workday, Inc. (a)	12,341
		387,839

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Value
Support Activities for Mining - 1.1%
252	Baker Hughes Co.	$5,882
276	Halliburton Co.	5,959
406	Schlumberger NV ADR	11,644
		23,485
Transportation Equipment Manufacturing - 0.4%
92	Harley-Davidson, Inc.	3,370
44	Polaris, Inc.	4,919
		8,289
Travel Arrangement and Reservation Services - 0.4%
45	Expedia Group, Inc. (a)	7,249

Wired and Wireless Telecommunications Carriers - 2.7%
998	AT&T, Inc.	22,784
666	Verizon Communications, Inc.	33,480
		56,264
	TOTAL COMMON STOCKS (Cost $2,061,694)	2,063,731

MONEY MARKET FUNDS - 0.5%
10,526	First American Government Obligations Fund - Class X, 0.03% (d)	10,526
	TOTAL MONEY MARKET FUNDS (Cost $10,526)	10,526

	TOTAL INVESTMENTS (Cost $2,072,220) - 99.9%	2,074,257
	Other Assets in Excess of Liabilities - 0.1%	1,604
	TOTAL NET ASSETS - 100.0%	$2,075,861

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rounds to zero.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES
For the Period Ended November 30, 2021 (Unaudited)

Sparkline Intangible Value ETF
Assets:
Investments, at value	$2,074,257
Dividends and interest receivable	2,483
Total assets	2,076,740
Liabilities:
Accrued investment advisory fees	879
Total liabilities	879
Net Assets	$2,075,861

Net Assets Consist of:
Capital stock	$2,018,666
Total Distributable Earnings	57,195
Net Assets:	$2,075,861

Calculation of Net Asset Value Per Share:
Net Assets	$2,075,861
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	80,000
Net Asset Value per Share	$25.95

Cost of Investments	$2,072,220

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2021 (Unaudited)

Sparkline Intangible Value ETF(1)
Investment Income:
Dividend income	$9,236
Interest income	1
Total investment income	9,237

Expenses:
Investment advisory fees	3,256
Net expenses	3,256

Net investment income	5,981

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	50,729
50,729
Net change in unrealized appreciation on:
Investments	2,037
2,037
Net realized and unrealized gain on investments:	52,766
Net increase in net assets resulting from operations	$58,747

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

Sparkline Intangible Value ETF
For the Period Ended November 30, 2021 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,981
Net realized gain on investments	50,729
Net change in unrealized appreciation on investments	2,037
Net increase in net assets resulting from operations	58,747

Distributions to Shareholders:
Net investment income	(1,552)
Total distributions	(1,552)

Capital Share Transactions:
Proceeds from shares sold	2,806,882
Payments for shares redeemed	(788,216)
Net increase in net assets from net change in capital share transactions	2,018,666
Total increase in net assets	2,075,861
Net Assets:
Beginning of period	-
End of period	$2,075,861

Changes in Shares Outstanding
Shares outstanding, beginning of period	-
Shares sold	110,000
Shares repurchased	(30,000)
Shares outstanding, end of period	80,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

FINANCIAL HIGHLIGHTS
For the Period Ended November 30, 2021 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Sparkline Intangible Value ETF
June 29, 2021(6) to November 30, 2021	$25.00	0.10	0.89	0.99	(0.04)	(0.04)	$25.95	3.95%	$2,076	0.50%	0.50%	0.92%	23%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2021 (UNAUDITED)

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.”

Shares of the Sparkline Intangible Value ETF are listed and traded on the NYSE ARCA Exchange, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of November 30, 2021, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of November 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Sparkline Intangible Value ETF
Assets*
Common Stocks	$2,063,731	$-	$-	$2,063,731
Money Market Funds	10,526	-	-	10,526
Total Investments in Securities	$2,074,257	$-	$-	$2,074,257

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended November 30, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended November 30, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended November 30, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended November 30, 2021, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended November 30, 2021.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Sparkline Capital LP serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 22, 2021, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.50% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this report.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended November 30, 2021, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$572,217	$341,010

For the fiscal period ended November 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$2,497,342	$713,504

For the fiscal period ended November 30, 2021, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Sparkline Intangible Value ETF	$60,257	$0

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX INFORMATION

As of May 31, 2021, the Fund had not commenced operations. Tax information will be presented within the Fund’s first annual report as of May 31, 2022.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended November 30, 2021, was as follows:

Ordinary Income
Sparkline Intangible Value ETF	1,552

NOTE 7 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor, as approved by the Board on September 15, 2021.

On October 1, 2021 the Board approved the use of securities lending by the Fund. The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.

For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to November 30, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statements.

SPARKLINE INTANGIBLE VALUE ETF

EXPENSE EXAMPLE
NOVEMBER 30, 2021 (UNAUDITED)

As a shareholder of the Sparkline Intangible Value ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (June 29, 2021 to November 30, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period June 29, 2021 to November 30, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value June 29, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period June 29, 2021 to November 30, 2021
Sparkline Intangible Value ETF(1)
Actual	0.50%	$1,000.00	$1,039.50	$2.17
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,018.73	2.53

1.	The inception date for the Sparkline Intangible Value ETF was June 29, 2021. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period).

SPARKLINE INTANGIBLE VALUE ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 13, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

SPARKLINE INTANGIBLE VALUE ETF

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

SPARKLINE INTANGIBLE VALUE ETF

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	16	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	16	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 – present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	16	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

SPARKLINE INTANGIBLE VALUE ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met telephonically on June 22, 2021 to consider the approval of Advisory Agreement between the Trust, on behalf of the Sparkline Intangible Value ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

Performance. The Board noted that, as the Fund had not yet commenced investment operations, it had no investment performance. The Board was advised that the Adviser had performed extensive research on the strategy of the Fund. The Board also noted the Adviser had been managing other ETFs within the Trust.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fee and expense ratio versus the fees and expenses charged to other ETFs and mutual funds within the U.S. markets universe.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Fund, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor. The Board, however, reviewed financial information provided by the Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would be responsible for paying all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

SPARKLINE INTANGIBLE VALUE ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature – as the Fund had not yet commenced operations, to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

SPARKLINE INTANGIBLE VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://etf.sparklinecapital.com/itan/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etf.sparklinecapital.com/itan/

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etf.sparklinecapital.com/itan/

SPARKLINE INTANGIBLE VALUE ETF

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC

19 E. Eagle Road

Havertown, PA 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Practus, LLC
11300 Tomahawk Creek Parkway, Suite 310,

Leawood, Kansas 66211

Sparkline Intangible Value ETF

Symbol – ITAN

CUSIP – 02072L771

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	February 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	February 2, 2022

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	February 2, 2022

* Print the name and title of each signing officer under his or her signature.